Finance Income and Finance Costs - Summary of Finance Income and Finance Costs (Details) - USD ($)	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019
Finance Income And Finance Costs [Abstract]
Interest income	$ 48,011	$ 209
Exchange gain, net		1,133	$ 607
Finance income	48,011	1,342	607
Bank charges	(14,894)	(2,763)	(7,299)
Interest expense	(75,560)	(54)	(1,957)
Exchange loss, net	(40,036)
Finance cost	(130,490)	(2,817)	(9,256)
Net finance costs	$ (82,479)	$ (1,475)	$ (8,649)